Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Lease expenses for operating lease	$ 80,417	$ 59,590	$ 45,093
Total royalties	53,658	$ 50,535	$ 41,604
Future minimum lease commitments related to contracts of affreightment	$ 246,903